EMPLOYEE BENEFITS (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Liabilities (Assets), net	R$ (35,477)	R$ (59,111)
Defined benefit plans other than multi-employer plans, state plans and plans that share risks between entities under common control [member]
IfrsStatementLineItems [Line Items]
Present value of defined benefit obligation	3,110,848	3,151,609	R$ 3,645,822	R$ 3,581,460
Fair value of plan assets	(3,572,869)	(3,584,244)	(3,766,194)
Surplus	(462,021)	(432,635)	(120,372)
Restriction to actuarial assets due to recovery limitation	426,544	373,524	186,099
Liabilities (Assets), net	R$ (35,477)	R$ (59,111)	R$ 65,727